Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,078,963	$ 972,687
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	298,149	264,764
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	150,527	131,569
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 630,287	$ 576,354